NOTE 2 – GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ (1,042,248)	$ (93,887)	$ (1,431,385)	$ (188,252)	$ 112,777	$ (409,440)
Gross Profit	887,754		1,073,080		1,902,259	10,814
Cash and Cash Equivalents, at Carrying Value	311,711		311,711		233,825
Liabilities, Current	8,625,056		8,625,056		6,372,234	443,659
Net Income (Loss) Attributable to Parent	1,039,954	93,887	1,441,466	188,252	(203,298)	409,440
Net Income (Loss) Available to Common Stockholders, Basic	1,042,248	$ 93,887	1,431,385	$ 188,252	(112,777)	409,440
Retained Earnings (Accumulated Deficit)	3,033,176		3,033,176		1,601,791	1,714,568
Assets, Current	$ 9,458,668		$ 9,458,668		$ 7,520,769	$ 1,114